Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
PBO	$ 2,783	$ 3,033	$ 2,738
Assets	1,784	1,694	$ 1,600
Deficit	999	1,339
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	200	216
Assets	38	29
Deficit	162	187
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	270	305
Assets	226	222
Deficit	44	83
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	1,794	1,925
Assets	1,273	1,214
Deficit	521	711
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	180	219
Assets	7	8
Deficit	173	211
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	339	368
Assets	240	221
Deficit	$ 99	$ 147